Direct Vessel Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OPERATING EXPENSES [Abstract]
Payroll and related costs	$ 47,905	$ 47,766	$ 47,950
Insurances	3,371	3,618	3,727
Repairs and maintenance	9,177	11,153	9,972
Lubricants	1,523	1,203	1,071
Victualing	2,203	1,904	2,256
Travel expenses	3,644	2,662	2,026
Other expenses	4,364	4,407	2,474
Total	$ 72,187	$ 72,713	$ 69,476